Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter revenues (includes related party revenue of $7,357, $0 and $0 for the years ended December 31, 2012, 2011 and 2010, respectively)	$ 205,435	$ 186,953	$ 143,231
Time charter expenses	(12,937)	(13,473)	(12,027)
Direct vessel expenses	(25)	(61)	(92)
Management fees	(31,689)	(26,343)	(19,746)
General and administrative expenses	(5,555)	(4,965)	(4,303)
Depreciation and amortization	(71,622)	(63,971)	(41,174)
Write-off of intangible asset	0	(3,979)	0
Interest expense and finance cost, net	(10,127)	(9,244)	(6,360)
Interest income	229	821	1,017
Other Income	22,598	272	85
Other expense	(409)	(675)	(120)
Net income	$ 95,898	$ 65,335	$ 60,511
Weighted average units outstanding (basic and diluted)
Weighted Average Common Units Outstanding	58,008,617	45,409,807	33,714,905
Weighted Average Subordinated Units Outstanding	0	7,621,843	7,621,843
Weighted Average General Partner Units Outstanding	1,193,889	1,102,689	864,017
Weighted Average Subordinated Series A Units Outstanding	0	1,000,000	1,000,000
Earnings per unit
Common unit (basic and diluted)	$ 1.61	$ 1.33	$ 1.51
Subordinated unit (basic and diluted)	$ 0	$ 0.46	$ 1.11
General Partner Unit (basic and diluted)	$ 1.95	$ 1.19	$ 1.42
Subordinated Series A unit (basic and diluted)	$ 0	$ 0	$ 0